Segments (Details) - Schedule of information by segment - CNY (¥)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Revenues	¥ 434,311,150	¥ 516,245,166
Cost of revenues	350,033,949	363,192,372
Gross profit	84,277,201	153,052,794
Depreciation and amortization	5,087,743	10,122,472
Total capital expenditures	1,250,234	25,168,016
AR advertising services [Member]
Segment Reporting Information [Line Items]
Revenues	276,162,981	235,069,726
Cost of revenues	205,178,969	123,645,171
Gross profit	70,832,220	111,424,555
Depreciation and amortization	1,488,036	6,537,311
Total capital expenditures	1,250,234	25,168,016
AR entertainment [Member]
Segment Reporting Information [Line Items]
Revenues	1,299,764	7,154,361
Cost of revenues	344,493	477,451
Gross profit	955,271	6,676,910
Depreciation and amortization
Total capital expenditures
Semiconductor business [Member]
Segment Reporting Information [Line Items]
Revenues	156,848,405	274,021,079
Cost of revenues	144,510,487	239,069,750
Gross profit	12,337,918	34,951,329
Depreciation and amortization	3,599,707	3,585,161
Total capital expenditures